Investments in Associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of noncontrolling interests [line items]
Beginning balance	R$ 54,122
Interest in earnings (losses) of associates			R$ 2,903,910
Ending balance		R$ 54,122
Cosan S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued by the associate	407,904,353
Shares held by non-controlling shareholders	169,782,728
Non-controlling interest	41.62%
Cosan Logistica S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued by the associate	463,224,241
Shares held by non-controlling shareholders	127,088,597
Non-controlling interest	27.44%
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of noncontrolling interests [line items]
Shares issued by the associate	130,038,279
Shares held by non-controlling shareholders	26,171,755
Non-controlling interest	20.13%
Rumo S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued by the associate	1,559,015,898
Shares held by non-controlling shareholders	1,088,431,798
Non-controlling interest	69.82%
Logispot Armazens Agricolas S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued by the associate	2,040,816
Shares held by non-controlling shareholders	1,000,000
Non-controlling interest	49.00%
Subsidiaries [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	R$ 9,737,286	10,275,531
Interest in earnings (losses) of associates	495,276	181,219
Sales or purchase of interests	(643,861)	(1,620,136)
Other comprehensive income (losses)	64,605	18,369
Dividends	(727,224)	(893,802)
Capital increase	2,052,962	1,985,608
Other	41,612	(209,503)
Ending balance	11,020,656	9,737,286	10,275,531
Subsidiaries [member] | Elimination of participation Radar II in Radar [member]
Disclosure of noncontrolling interests [line items]
Beginning balance		(498,850)
Interest in earnings (losses) of associates		(7,580)
Sales or purchase of interests		506,430
Ending balance			(498,850)
Subsidiaries [member] | Cosan S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	3,343,719	3,274,913
Interest in earnings (losses) of associates	499,455	415,177
Sales or purchase of interests	148,465
Other comprehensive income (losses)	66,612	33,618
Dividends	(274,177)	(330,431)
Other	10,976	(49,558)
Ending balance	3,795,050	3,343,719	3,274,913
Subsidiaries [member] | Cosan Logistica S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	424,784	409,051
Interest in earnings (losses) of associates	(21,840)	(61,325)
Sales or purchase of interests	(6,026)
Other comprehensive income (losses)	124	428
Capital increase	209,786	139,556
Other	456	(62,926)
Ending balance	607,284	424,784	409,051
Subsidiaries [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	1,826,733	2,109,567
Interest in earnings (losses) of associates	195,206	313,207
Sales or purchase of interests	(753,019)
Other comprehensive income (losses)	(3,130)	(20,913)
Dividends	(428,603)	(563,371)
Other	13,408	(11,757)
Ending balance	850,595	1,826,733	2,109,567
Subsidiaries [member] | Rumo Logistica Operadora Multimodal S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance		2,866,244
Interest in earnings (losses) of associates		(525,888)
Other comprehensive income (losses)		4,816
Capital increase		1,846,052
Incorporation		(4,105,962)
Other		(85,262)
Ending balance			2,866,244
Subsidiaries [member] | Rumo S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	4,105,962
Interest in earnings (losses) of associates	(182,997)
Sales or purchase of interests	(33,281)
Other comprehensive income (losses)	999
Dividends	(5,049)
Capital increase	1,843,176
Incorporation		4,105,962
Other	3,953
Ending balance	5,732,763	4,105,962
Subsidiaries [member] | Logispot Armazens Agricolas S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance	36,088	36,835
Interest in earnings (losses) of associates	(1,500)	(747)
Ending balance	34,588	36,088	36,835
Subsidiaries [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance		1,728,749
Interest in earnings (losses) of associates		37,828
Sales or purchase of interests		(1,766,959)
Other comprehensive income (losses)		382
Ending balance			1,728,749
Subsidiaries [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of noncontrolling interests [line items]
Beginning balance		349,022
Interest in earnings (losses) of associates		10,547
Sales or purchase of interests		(359,607)
Other comprehensive income (losses)		R$ 38
Ending balance			R$ 349,022
Subsidiaries [member] | Other investments [member]
Disclosure of noncontrolling interests [line items]
Interest in earnings (losses) of associates	6,952
Dividends	(19,395)
Other	12,819
Ending balance	R$ 376